Related Party Transactions (Details) - Schedule of amounts due from related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	$ 26,007	$ 373,268
Guardforce TH Group Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	6,335	6,026
Guardforce AI Technology Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	626
Guardforce AI Service Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	626
Bangkok Bank Public Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		443
Guardforce Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		20,647
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties		346,152
GF Robotics Malaysia Sdn. Bhd [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	11,973
Macau GF Robotics Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	5,058
Quantum Infosec Inc [Member]
Related Party Transactions (Details) - Schedule of amounts due from related parties [Line Items]
Due from related parties	$ 1,389